Financial Expense (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Financial Expense
Fair value adjustment	€ 90	€ 2,721
Recoverable cash advances, Accretion of interest	990	925	€ 882
Interest and bank charges	88	139	296
Interest on lease liabilities	129	98	90
Exchange differences	2,432	437	448
Other			356
Total Financial expense	€ 3,729	€ 4,320	€ 2,072